AB Sustainable US Thematic Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.8%
Information Technology – 34.6%
Electronic Equipment, Instruments & Components – 7.0%
Flex Ltd.(a)	118,006	$3,376,151
Keysight Technologies, Inc.(a)	24,356	3,808,791
TE Connectivity Ltd.	22,332	3,243,500

		10,428,442

IT Services – 2.4%
Accenture PLC - Class A	10,188	3,531,263

Semiconductors & Semiconductor Equipment – 10.9%
Advanced Micro Devices, Inc.(a)	8,200	1,480,018
Monolithic Power Systems, Inc.	3,032	2,053,937
NVIDIA Corp.	7,609	6,875,188
NXP Semiconductors NV	14,006	3,470,267
ON Semiconductor Corp.(a)	33,461	2,461,057

		16,340,467

Software – 14.3%
Adobe, Inc.(a)	7,465	3,766,839
Bentley Systems, Inc. - Class B	32,981	1,722,268
Fair Isaac Corp.(a)	2,571	3,212,747
Intuit, Inc.	6,316	4,105,400
Microsoft Corp.	14,198	5,973,382
Palo Alto Networks, Inc.(a)	9,266	2,632,749

		21,413,385

		51,713,557

Health Care – 20.7%
Health Care Equipment & Supplies – 8.5%
Alcon, Inc.(a)	39,799	3,314,859
Becton Dickinson & Co.	14,960	3,701,852
GE HealthCare Technologies, Inc.	33,340	3,030,939
STERIS PLC	11,464	2,577,337

		12,624,987

Health Care Providers & Services – 2.3%
UnitedHealth Group, Inc.	6,822	3,374,843

Life Sciences Tools & Services – 8.1%
Bruker Corp.	25,763	2,420,176
Danaher Corp.	13,090	3,268,835
ICON PLC(a)	12,009	4,034,424
West Pharmaceutical Services, Inc.	6,157	2,436,386

		12,159,821

Pharmaceuticals – 1.8%
Johnson & Johnson	17,037	2,695,083

		30,854,734

Industrials – 14.5%
Aerospace & Defense – 1.9%
Hexcel Corp.	39,782	2,898,119

Commercial Services & Supplies – 8.0%
Tetra Tech, Inc.	15,938	2,943,908
Veralto Corp.	52,286	4,635,677
Waste Management, Inc.	20,620	4,395,153

		11,974,738

Electrical Equipment – 1.3%
Rockwell Automation, Inc.	6,658	1,939,675

Machinery – 2.0%
Deere & Co.	7,221	2,965,954

Professional Services – 1.3%
Maximus, Inc.	23,147	1,942,033

		21,720,519

Company	Shares	U.S. $ Value

Financials – 11.0%
Capital Markets – 4.6%
Intercontinental Exchange, Inc.	23,990	$3,296,946
MSCI, Inc.	6,302	3,531,956

		6,828,902

Financial Services – 3.6%
Visa, Inc. - Class A	19,484	5,437,595

Insurance – 2.8%
Aflac, Inc.	49,184	4,222,938

		16,489,435

Consumer Discretionary – 6.6%
Automobile Components – 2.0%
Aptiv PLC(a)	38,082	3,033,231

Household Durables – 2.8%
TopBuild Corp.(a)	9,289	4,093,941

Specialty Retail – 1.8%
Home Depot, Inc. (The)	7,120	2,731,232

		9,858,404

Consumer Staples – 5.7%
Household Products – 2.3%
Procter & Gamble Co. (The)	21,461	3,482,047

Personal Care Products – 3.4%
Haleon PLC (ADR)(b)	220,529	1,872,291
Unilever PLC (Sponsored ADR)	63,793	3,201,771

		5,074,062

		8,556,109

Utilities – 2.7%
Electric Utilities – 2.7%
NextEra Energy, Inc.	63,598	4,064,548

Total Common Stocks (cost $93,556,541)		143,257,306

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $5,537,871)	5,537,871	5,537,871

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $99,094,412)		148,795,177

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $1,909,775)	1,909,775	1,909,775

Total Investments – 100.8% (cost $101,004,187)(f)		150,704,952	(g)
Other assets less liabilities – (0.8)%		(1,234,392)

Net Assets – 100.0%		$149,470,560

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.

(f)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,058,379 and gross unrealized depreciation of investments was $(357,614), resulting in net unrealized appreciation of $49,700,765.

(g)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund values its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Sustainable US Thematic Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$143,257,306	$-0-	$-0-	$143,257,306
Short-Term Investments:
Investment Companies	5,537,871	-0-	-0-	5,537,871
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,909,775	-0-	-0-	1,909,775

Total Investments in Securities	150,704,952	-0-	-0-	150,704,952
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$150,704,952	$-0-	$-0-	$150,704,952

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,047	$32,584	$35,093	$5,538	$0	**
Government Money Market Portfolio*	1,996	33,306	33,392	1,910	12
Total				$7,448	$12

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.

4